Accrued Expenses and Other Current Liabilities (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses and Other Current Liabilities [Line Items]
Other taxes payable	$ 1,303,688	$ 1,923,070
Accrued employee payroll and welfare	2,919,888	3,402,678
Other payable	2,889,184	4,910,720
Accrued expenses	4,114,212	2,580,340
Advances from customers	597,614	290,952
Accrued expenses and other current liabilities	$ 11,824,586	$ 13,107,760